Mortgage Banking Activities Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Banking Activities (Textual) [Abstract]
Cumulative effect of fair value election for certain residential mortgage servicing rights		$ 2
Amortization	(254)	(233)	(264)
Fair Value of amortized MSRs	1,575	1,400	1,756	1,812
Losses	1,735	1,060	1,248
Settlement with FHLMC [Member]
Mortgage Banking Activities (Textual) [Abstract]
Losses	746
Settlement with FNMA [Member]
Mortgage Banking Activities (Textual) [Abstract]
Losses	508
Retained earnings [Member]
Mortgage Banking Activities (Textual) [Abstract]
Cumulative effect of fair value election for certain residential mortgage servicing rights		2
Liability For Mortgage Loans Repurchase Losses [Member]
Mortgage Banking Activities (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	896
Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization			(50)
Residential Mortgage Servicing [Member] | Election of fair value option [Member]
Mortgage Banking Activities (Textual) [Abstract]
Residential MSRs transferred from amortized MSRs		315
Amortized [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization	(254)	(233)	(264)
Amortized [Member] | Commercial Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Fair Value of amortized MSRs			1,440
Amortized [Member] | Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Residential MSRs transferred to MSRs carried at Fair Value, Gross		350
Residential MSRs transferred to MSRs carried at Fair Value, Net		313
Balance of amortized MSRs			350
Fair Value of amortized MSRs			$ 316